SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. Under that assumption, it is expected that assets will be realized and liabilities will be satisfied in the normal course of business.

Beginning in October 2011, the average selling price of polysilicon, wafers and solar module experienced a significant decrease, to a level below the Company’s cost, primarily as a result of oversupply in the industry, and the adverse effects of changes in government subsidy policies in Europe. As a result, the Company experienced a net loss in the fourth quarter of 2011 and a working capital deficit of US$38.4 million as of December 31, 2011, which raises substantial doubt about the Company’s ability to continue as a going concern. However, management of the Company regards the use of the going concern assumption as appropriate based on: 1) the Company has renewed $31.8 million (RMB 200 million) short-term loans with local banks and obtained additional $6.3 million (RMB 40 million) in short-term working capital loans in subsequent to December 31, 2011; 2) the Company has unused committed and available bank standby credit facilities at year end; and 3) the major shareholders of the Company have agreed to provide adequate funds in the next twelve months, to the extent required, in order to meet the Company’s obligations. As a result of these financial resources and based on the business forecast, the Company will be able to realize its assets and satisfy its obligations as they come due and accordingly, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of variable interest entity, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings and quality.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $nil and $1,202,940 as of December 31, 2010 and 2011, respectively, based on the aging of the receivables and the Company’s assessment of the customers’ credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2010			2011
Customer A	$		*		$2,655,592
Customer D		$1,884,187			$2,820,117
Customer H		$6,356,029		$		*
Customer E		$—			$5,947,325
Customer F		$—			$2,823,130
Customer G	$		*		$2,707,907

*	Represents less than 10%

Sales of polysilicon to the Group’s largest customers whose sales over 10% of revenue accounted for approximately 54%, 26% and 46% of revenues for the years ended December 31, 2009, 2010 and 2011, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain and continue growing its total revenues. Significantly reducing the Group’s dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash amounted to $64,097 and $11,600,321 as of December 31, 2010 and 2011, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(g) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2009, 2010 and 2011 was $nil, $nil and $14,252,701.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. Interest expense capitalized for the years ended December 31, 2009, 2010 and 2011 was $3,535,294, $233,640 and $3,429,496, respectively.

(i) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group’s land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $137,506, $150,853 and $166,355 for the years ended December 31, 2009, 2010 and 2011, respectively. In August 2011, Daqo Xinjiang acquired land use rights with a 50 year term for $25,218,823.

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2009, 2010 and 2011 were $nil, $nil and $38,512,376, respectively. The impairment loss incurred in fiscal year 2011 was related to the impairment of long-lived assets for the production of solar modules and wafers, and was triggered primarily by the significant decrease in average selling prices that was experienced in the fourth quarter of 2011.

(k) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements for polysilicon typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers’ credit worthiness.

The Group sold approximately $4,968,702, $24,764,173 and $36,916,531 in photovoltaic wafers, cells and modules in 2009, 2010 and 2011, respectively. Revenues were recognized upon delivery of the goods when risk was transferred.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

(l) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Trial production costs are expensed as incurred.

(m) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $494,477, $1,030,695 and $1,215,110 respectively for the years ended December 31, 2009, 2010 and 2011.

(n) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred.

(o) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2009, 2010 and 2011 were $6,592,290, $3,382,819 and $11,484,768 respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $nil, $nil and $25,895,226 during the years ended December 31, 2009, 2010 and 2011, respectively, and recognized $nil, $nil and $42,047 as an offset to depreciation expense for the years ended December 31, 2009, 2010 and 2011, respectively. The Company had deferred government grants related to assets of $nil, $nil and $25,853,179 as of December 31, 2009, 2010 and 2011, respectively.

(p) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

(q) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2009, 2010 and 2011, the Group recognized share-based compensation expense of $258,583, $1,614,755 and $2,206,025, respectively, which was classified as follows:

	Year ended December 31,
	2009	2010	2011
Selling, general and administrative expenses	$244,083	$1,513,137	$2,068,115
Research and development expenses	14,500	96,827	75,508
Cost of sales	—	4,791	62,402

Total	$258,583	$1,614,755	$2,206,025

(r) Product warranties

Historically the Group has provided a limited warranty to the original purchases of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Group extended the warranty period in relation to defects in materials and workmanship from five to twelve years. The Group accrues warranty costs when recognizing revenue and recognizes such costs as a component of cost of sales. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Group has not experienced any warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Group currently accrues for product warranties at 1% of solar module sales. The Group derives its estimates from a number of factors, including (1) an assessment of competitors’ accrual and claim history and (2) results from academic research, including industry—standard accelerated testing, and other assumptions that the Group believes to be reasonable under the circumstances. The Group acknowledges that such estimates are subjective and will continue to analyze the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate.

(s) Earnings per share

Basic earnings per ordinary share are computed by dividing the net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Upon the consummation of the Company’s initial public offering on October 6, 2010, each Series A convertible redeemable preferred shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the Series A convertible redeemable preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). For the years ended December 31, 2009, 2010 and 2011, the ordinary shares issuable upon the exercise of outstanding share options of nil, 92,456 and nil shares are included in the calculation of dilutive earnings per share.

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company’s PRC subsidiaries and VIE are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $158,898,226 and $84,853,361 as of December 31, 2010 and 2011, respectively.

(u) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by shareholders and distributions to shareholders and is comprised of net income and foreign currency translation adjustments.

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

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Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

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Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, other current assets, amount due from related parties, accounts payable, advances from customers, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Company’s non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2011 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

(w) Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including preproduction costs and organization costs.

(x) Variable Interest Entity

A VIE is an entity in which equity investors generally do not have the characteristics of a “controlling financial interest” or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. A VIE is consolidated by its primary beneficiary if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

(y) Noncontrolling interest

The noncontrolling interest represents Daqo Group’s equity interest in the VIE. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income.

(z) Recent accounting pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU is the result of joint efforts by the FASB and International Accounting Standard Board (“IASB”) to develop a single, converged fair value framework—that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820, Fair Value Measurement’s, existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRSs”). However, some could change how the fair value measurement guidance in Accounting Standards Codification (“ASC”) 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011, for public entities. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. The Group does not believe that adoption of these ASUs will have a material effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.